OTHER REAL ESTATE (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2017
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	[1]	$ 7,070	$ 6,370	$ 18,088
Loans transferred to other real estate	[1]	2,355	6,694	6,143
Sales of other real estate	[1]	(3,596)	(5,502)	(17,198)
Additions to valuation allowance charged to expense	[1]	(873)	(492)	(663)
Balance at end of year, net of valuation allowance	[1]	4,956	7,070	6,370
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		1,692	2,511	4,047
Additions charged to expense		873	492	663
Direct write-downs upon sale		(1,772)	(1,311)	(2,199)
Balance at end of year		793	1,692	$ 2,511
Other repossessed assets		50	80
Foreclosed residential real estate		1,900	2,800
Mortgage loans in process of foreclosure		1,000	1,100		$ 1,200
Other real estate and repossessed assets		$ 5,004	$ 7,150		$ 2,150

[1]	Table excludes other repossessed assets totaling $0.05 and $0.08 million at December 31, 2016 and 2015, respectively.